Organization and Principal Activities - Company's Operating Subsidiaries, Operating VIE and Operating VIE Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2018
Gridsum Holding (China) Limited | Operating Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	Hong Kong
Date of Incorporation	2014-07
Dissector (Beijing) Technology Co., Ltd. | Operating Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2014-10
Gridsum Holding (Beijing) Co., Ltd. | Operating VIE
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2014-08
Beijing Gridsum Technology Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2005-12
Beijing Moment Everlasting Ad Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2011-01
Guoxinjunhe (Beijing) Technology Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2012-04
Beijing Yunyang Ad Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2013-03
Beijing Guoxinwangyan Technology Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2015-08
Beijing Gridsum Yizhun Technology Co., Ltd | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2016-02
Beijing Zhixunyilong Software Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2017-05
Beijing Gridsum Wang'an Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2017-06
Beijing Hainatianchuang Technology Development Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	51.00%
Place of Incorporation	PRC
Date of Incorporation	2017-08
Beijing Gridsum Hulian Technology Co., Ltd
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Place of Incorporation	PRC
Date of Incorporation	2018-03